Stockholders' Equity - Warrants (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Series U Warrants [Member]
Class of Stock [Line Items]
Issue and sale of share	230,000		230,000
Sale of Stock, Price Per Share			$ 75
Warrants expected term	5 years		5 years
Representative Warrants [Member]
Class of Stock [Line Items]
Number of securities called by warrant or right	5,000		5,000
Warrant exercise price (in dollars per share)			$ 93.75
Common Stock [Member]
Class of Stock [Line Items]
Issue and sale of share		168,164	2,230,493	1,206,090
Warrants expected term			5 years
Outstanding Warrants [Member] | Series U Warrants [Member]
Class of Stock [Line Items]
Warrant exercise price (in dollars per share)	$ 34.1		$ 34.1
Class of warrant outstanding	142,733		142,733
Number of warrants exercised	142,733		142,733
Common Class A [Member]
Class of Stock [Line Items]
Issue and sale of share	19,266		19,266
Common Class B [Member]
Class of Stock [Line Items]
Number of securities called by warrant or right	180,733		180,733